OPERATING INCOME - Fees and Commissions Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING INCOME
Banking services	$ (513,122)	$ (630,583)	$ (542,628)
Call Center and Website	(558,038)	(423,630)	(309,403)
Others	(490,425)	(499,026)	(361,025)
Expenses for commissions	$ (1,561,585)	$ (1,553,239)	$ (1,213,056)